Accounts Receivable and Contract Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable and Contract Assets (Details) [Line Items]
Allowance for doubtful accounts	$ 0	$ 0
Accounts receivable and contract assets	2,260,000	$ 4,263,000
Accounts Receivable [Member]
Accounts Receivable and Contract Assets (Details) [Line Items]
Accounts receivable and contract assets	$ 2,259,768